Note 5 - Transactions With Related Parties (Details Textual) - Central Shipping Monaco SAM [Member] - USD ($)		6 Months Ended
	May 04, 2020	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction, Amounts of Transaction		$ 6,754,000	$ 1,916,000
Related Party Transaction Term (Year)	5 years
Charter Rate Per Day	$ 16,200
Newbuilding Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction		$ 350,000	$ 463,000
Optional Year 1 [Member]
Charter Rate Per Day	17,200
Optional Year 2 [Member]
Charter Rate Per Day	$ 18,200